Combined Earnings Per Share - Summary of Movements in Shares (Detail) shares in Millions	6 Months Ended
Jun. 30, 2020 shares
Earnings per share [abstract]
Number of shares, beginning balance (net of treasury shares)	2,616.8
Net movement in shares under incentive schemes	4.5
Number of shares, ending balance	2,621.3